Significant Accounting Policies (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Provision for expected credit loss on accounts receivable		$ 443	$ 533	$ 1,106
Prepaid and other current assets	[1]	461
Long-term receivable		$ 308	769
Operating segment		1
Deferred revenue	[2]	$ 436	544
Revenue		9,392	9,163	14,840
Educational programs and services [Member]
Significant Accounting Policies [Line Items]
Revenue		$ 7,468	$ 9,163	$ 14,840
Minimum [Member]
Significant Accounting Policies [Line Items]
Service period		1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Service period		4 years

[1]	Long-term receivable, net related to Bay State College and expected to be collected less than twelve months.
[2]	The balance represented the tuition payment collected in advance.